SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Advertising Expense	$ 8,890	$ 5,280	$ 37,134	$ 7,140	$ 52,132	$ 30,904
Shipping, Handling and Transportation Costs	0	$ 4,325	$ 18,916	$ 25,171	$ 25,062	$ 803,970
Effective Income Tax Rate Reconciliation, Percent			0.00%	0.00%	0.00%	0.00%
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	$ 2,580,334		$ 2,580,334		$ 2,539,170	$ 2,508,735
Statutory Accounting Practices, Statutory Capital and Surplus, Variations					The appropriations are based on after-tax net earnings as determined in accordance with the PRC generally accepted accounting principles, after offsetting any prior years’ losses. Appropriation to the statutory surplus reserve is based on an amount at least equal to 10% of after-tax net earnings until the reserve is equal to 50% of the entity’s registered capital. Appropriation to the statutory public welfare fund is based on 5% to 10% of after-tax net earnings and is not mandatory.
Effective Vat Rate On Product			13.00%
Effective Processing Rate On Product			17.00%
Navel Oranges [Member]
Concentration Risk, Percentage	29.00%	29.00%	25.00%	25.00%
Use Rights [Member]
Finite-Lived Intangible Asset, Useful Life					50 years
Value Added Tax [Member]
Effective Income Tax Rate Reconciliation, Percent					13.00%
One Customer [Member]
Concentration Risk, Percentage					13.00%	10.00%
Two Customer [Member]
Concentration Risk, Percentage						10.00%
Three Customer [Member]
Entity Wide Purchase Major Vendor Percentage	38.00%
Vendors One [Member]
Concentration Risk, Percentage	100.00%	100.00%	100.00%	100.00%
Supplier Concentration Risk [Member] | One Customer [Member]
Entity Wide Purchase Major Vendor Percentage				13.00%
Supplier Concentration Risk [Member] | Two Customer [Member]
Entity Wide Purchase Major Vendor Percentage			25.00%
Supplier Concentration Risk [Member] | Three Customer [Member]
Entity Wide Purchase Major Vendor Percentage	0.00%
Supplier Concentration Risk [Member] | Five Customer [Member]
Entity Wide Purchase Major Vendor Percentage		56.00%
Supplier Concentration Risk [Member] | Vendors One [Member]
Concentration Risk, Percentage					66.86%	20.30%
Supplier Concentration Risk [Member] | Vendors Two [Member]
Concentration Risk, Percentage					20.64%	16.27%
Supplier Concentration Risk [Member] | Vendors Three [Member]
Concentration Risk, Percentage						10.40%
Supplier Concentration Risk [Member] | Vendors Four [Member]
Concentration Risk, Percentage						10.12%